Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income before income taxes	$ 1,013	$ 1,079	$ 1,071	$ 1,343	$ 1,125	$ 1,486	$ 1,587	$ 428	$ 4,506	$ 4,626	$ 6,222
Effective tax rate									34.00%	34.00%	34.00%
Federal tax at statutory rate									1,532	1,573	2,115
Tax-exempt interest									(354)	(431)	(439)
Net earnings on BOLI									(108)	(148)	(133)
Dividend from unconsolidated subsidiary									(13)	(12)	(8)
Stock-based compensation									10	2	7
Federal tax credits									(556)
Other permanent differences									(6)	(6)
Total tax expense	$ 46	$ 60	$ 62	$ 337	$ 242	$ 354	$ 372	$ 10	$ 505	$ 978	$ 1,542
Effective tax rate									11.20%	21.10%	24.80%